Other receivables, prepayments and deposits	12 Months Ended
Dec. 31, 2023
Other receivables, prepayments and deposits
Other receivables, prepayments and deposits

7. Other receivables, prepayments and deposits

Other receivables, prepayments and deposits consisted of the following:

	December 31,
	2023	2022

	(in US$’000)
Prepayments	7,108	22,329
Interest receivables	2,936	807
Value-added tax receivables	2,166	1,491
Deposits	1,065	1,214
Dividend receivables (Note 22)	—	26,246
Others	1,614	1,129
	14,889	53,216

No allowance for credit losses has been made for other receivables, prepayments and deposits for the years ended December 31, 2023 and 2022.